Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (17,839)	$ (11,482)	$ (19,190)	$ (7,888)	$ (29,321)	$ (27,078)	$ (51,354)	$ (54,627)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable and accrued expenses					600	2,500	2,500	3,000
Net cash (used in) operating activities					(28,721)	(24,578)	(48,854)	(51,627)
Cash flows from financing activities:
Proceeds from note payable - stockholder					37,500	26,980	49,040	42,460
Net cash provided by financing activities					37,500	26,980	49,040	42,460
Net change in cash					8,779	2,402	186	(9,167)
Cash - beginning of period		$ 457		$ 271	457	271	271	9,438
Cash - end of period	$ 9,236		$ 2,673		$ 9,236	$ 2,673	$ 457	$ 271